UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Annual Report, December 31, 2009

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2009, Master Enhanced S&P 500 Series (the “Series”) of Quantitative Master Series LLC returned 26.62%, exceeding the benchmark Standard & Poor’s (S&P) 500 Index, which returned 26.46%. Positive performance resulted from our stock-substitution strategies, while stock-selection strategies detracted from performance.

Describe the market environment.

•

Following a very difficult 2008, during which the world experienced an unprecedented global financial and economic meltdown, stocks entered 2009 by falling another 35% in the United States as fears of depression and financial system nationalization gripped investors. From the March 2009 lows, stocks galloped higher as those fears dissipated and as massive global monetary and fiscal stimuli began to reflate economic activity. We have described it as a tug of war between the forces of debt-induced deflation and those of policy-induced reflation. While deleveraging and other deflationary forces did not leave the scene, consistent and aggressive policy ignited the reflationary process. 2009 produced negative real economic growth, weak nominal growth and significant earnings declines. Despite that backdrop, “risk” assets outperformed “safe” assets as cash on the sidelines (which was producing near-zero returns) moved back into the markets. Emerging markets handily beat developed markets. Inflation fell in most countries, and widespread deflation was avoided. Treasury rates moved modestly higher as the yield curve steepened. Quality spreads narrowed, and while equity markets remained volatile they ended the year with sharp gains. Financial stocks and other low-quality securities led the way back, and information technology was the standout sector performer. Government spending reached record proportions, and the year ended with cyclical stimulus leading the way while at the same time and masking the structural problems that remain.

•

On a total return basis, the Dow Jones Industrial Average gained 22.68%; the S&P 500 Index rose 26.46%; and the Nasdaq Composite advanced 45.32% (helped in large part by the exceptional performance of the technology sector).

•

Within the benchmark S&P 500 Index, all ten sectors recorded positive returns for the period. Information technology (+61.72%), materials (+48.59%) and consumer discretionary (+41.30%) were the best performers, while telecommunication services (+8.93%) and utilities (+11.91%) posted comparatively smaller gains.

Describe recent portfolio activity.

•

Throughout the 12-month period, as changes were made to the composition of the S&P 500 Index, we purchased and sold securities to maintain the Series’ objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above the S&P 500 Index.

•	As volatility and investor risk aversion in the equity markets remain high, we are maintaining diversified and balanced signal exposure in the Series.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Enhanced S&P 500 Series

Portfolio Information as of December 31, 2009

Sector Allocation	Percent of Long- Term Investments

Information Technology	18%
Financials	17
Health Care	12
Energy	12
Consumer Staples	11
Consumer Discretionary	10
Industrial	10
Telecommunication Services	4
Materials	3
Utilities	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 3.3%	Boeing Co.	42,300	$2,289,699
	General Dynamics Corp.	37,648	2,566,464
	Goodrich Corp.	26,300	1,689,775
	Honeywell International, Inc.	47,700	1,869,840
	ITT Corp.	92,450	4,598,463
	L-3 Communications Holdings, Inc.	4,400	382,580
	Lockheed Martin Corp.	19,714	1,485,450
	Northrop Grumman Corp.	25,763	1,438,864
	Precision Castparts Corp.	7,500	827,625
	Raytheon Co.	103,421	5,328,250
	Rockwell Collins, Inc.	23,050	1,276,048
	United Technologies Corp.	68,425	4,749,379

			28,502,437

Air Freight & Logistics - 1.0%	C.H. Robinson Worldwide, Inc.	23,300	1,368,409
	Expeditors International Washington, Inc.	34,300	1,191,239
	FedEx Corp.	29,400	2,453,430
	United Parcel Service, Inc., Class B	65,400	3,751,998

			8,765,076

Automobiles - 0.5%	Ford Motor Co. (a)	453,916	4,539,160
	Harley-Davidson, Inc.	6,091	153,493

			4,692,653

Beverages - 2.6%	The Coca-Cola Co.	182,990	10,430,430
	Coca-Cola Enterprises, Inc.	191,500	4,059,800
	Dr. Pepper Snapple Group, Inc.	4,100	116,030
	Molson Coors Brewing Co., Class B	24	1,084
	Pepsi Bottling Group, Inc.	18,959	710,963
	PepsiCo, Inc.	124,322	7,558,778

			22,877,085

Biotechnology - 1.0%	Amgen, Inc. (a)(b)	59,960	3,391,937
	Biogen Idec, Inc. (a)	10	535
	Celgene Corp. (a)	37,104	2,065,951
	Genzyme Corp. (a)	2,880	141,149
	Gilead Sciences, Inc. (a)	73,200	3,168,096

			8,767,668

Building Products - 0.0%	Masco Corp.	29,100	401,871

Capital Markets - 2.3%	Ameriprise Financial, Inc.	8,200	318,324
	The Bank of New York Mellon Corp.	67,107	1,876,983
	E*Trade Financial Corp. (a)	1,324,000	2,317,000
	Federated Investors, Inc., Class B	7,300	200,750

Portfolio Abbreviation

ADR American Depositary Receipts

See Notes to Financial Statements.

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Franklin Resources, Inc.	8,200	$863,870
	The Goldman Sachs Group, Inc.	41,360	6,983,222
	Janus Capital Group, Inc.	14,700	197,715
	Legg Mason, Inc.	13,100	395,096
	Northern Trust Corp.	7,249	379,848
	State Street Corp.	32,928	1,433,685
	T. Rowe Price Group, Inc.	87,800	4,675,350

			19,641,843

Chemicals - 1.9%	Air Products & Chemicals, Inc.	5,300	429,618
	CF Industries Holdings, Inc.	7,700	699,006
	The Dow Chemical Co.	92,500	2,555,775
	E.I. du Pont de Nemours & Co.	157,546	5,304,574
	Eastman Chemical Co.	7,354	443,005
	Ecolab, Inc.	7,800	347,724
	Monsanto Co.	18,000	1,471,500
	Potash Corp. of Saskatchewan, Inc.	100	10,850
	Praxair, Inc.	63,200	5,075,592
	Sigma-Aldrich Corp.	7,950	401,714

			16,739,358

Commercial Banks - 2.6%	BB&T Corp.	87,324	2,215,410
	Banco Santander Central Hispano SA - ADR	30	493
	Fifth Third Bancorp	47,400	462,150
	First Horizon National Corp. (a)	43,777	586,614
	Huntington Bancshares, Inc.	114,839	419,162
	KeyCorp	100	555
	M&T Bank Corp.	8	535
	The PNC Financial Services Group, Inc. (c)	15,798	833,976
	Regions Financial Corp.	94,100	497,789
	Royal Bank of Canada	5	268
	SunTrust Banks, Inc.	123,689	2,509,650
	U.S. Bancorp	179,254	4,035,008
	Wells Fargo & Co.	412,932	11,145,035

			22,706,645

Commercial Services & Supplies - 0.7%	Avery Dennison Corp.	9,100	332,059
	Cintas Corp.	10,800	281,340
	Iron Mountain, Inc. (a)	27,770	632,045
	Pitney Bowes, Inc.	16,800	382,368
	Republic Services, Inc., Class A	23,964	678,421
	Waste Management, Inc.	115,079	3,890,821

			6,197,054

Communications Equipment - 2.2%	3Com Corp. (a)	97,961	734,708
	Cisco Systems, Inc. (a)	431,600	10,332,504
	Harris Corp.	10,572	502,699

See Notes to Financial Statements.

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	JDS Uniphase Corp. (a)	17,700	$146,025
	Juniper Networks, Inc. (a)	28,800	768,096
	QUALCOMM, Inc.	130,250	6,025,365
	Tellabs, Inc. (a)	32,108	182,373

			18,691,770

Computers & Peripherals - 6.6%	Apple, Inc. (a)	75,300	15,877,758
	Dell, Inc. (a)	171,700	2,465,612
	EMC Corp. (a)	385,500	6,734,685
	Hewlett-Packard Co.	162,907	8,391,340
	International Business Machines Corp.	109,837	14,377,663
	Lexmark International, Inc., Class A (a)	6,400	166,272
	NetApp, Inc. (a)	6,050	208,060
	QLogic Corp. (a)	9,600	181,152
	SanDisk Corp. (a)	106,100	3,075,839
	Sun Microsystems, Inc. (a)	78,575	736,248
	Teradata Corp. (a)	111,806	3,514,063
	Western Digital Corp. (a)	29,000	1,280,350

			57,009,042

Construction & Engineering - 0.1%	Fluor Corp.	19,700	887,288
	Quanta Services, Inc. (a)	100	2,084

			889,372

Consumer Finance - 0.9%	American Express Co.	95,671	3,876,589
	Capital One Financial Corp.	86,141	3,302,646
	Discover Financial Services, Inc.	43,800	644,298
	SLM Corp. (a)	9,800	110,446

			7,933,979

Containers & Packaging - 0.5%	Pactiv Corp. (a)	149,900	3,618,586
	Sealed Air Corp.	27,100	592,406

			4,210,992

Distributors - 0.4%	Genuine Parts Co.	100,600	3,818,776

Diversified Consumer Services - 0.1%	H&R Block, Inc.	27,100	613,002

Diversified Financial Services - 3.7%	Bank of America Corp. (b)	804,514	12,115,981
	CME Group, Inc.	6,963	2,339,220
	Citigroup, Inc.	770,860	2,551,547
	JPMorgan Chase & Co.	321,413	13,393,280
	Moody’s Corp.	10,910	292,388
	NYSE Euronext	45,846	1,159,904

			31,852,320

See Notes to Financial Statements.

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Diversified Telecommunication Services - 3.2%	AT&T Inc. (b)	509,765	$14,288,713
	CenturyTel, Inc.	10,427	377,562
	Frontier Communications Corp.	56,600	442,046
	Qwest Communications International Inc.	272,633	1,147,785
	Verizon Communications, Inc.	244,240	8,091,671
	Windstream Corp.	294,310	3,234,467

			27,582,244

Electric Utilities - 0.9%	Allegheny Energy, Inc.	19,613	460,513
	Duke Energy Corp.	109,831	1,890,191
	Edison International	11,200	389,536
	Entergy Corp.	4,489	367,380
	Exelon Corp.	34,917	1,706,394
	FPL Group, Inc.	8,450	446,329
	PPL Corp.	30,119	973,145
	Pepco Holdings, Inc.	22,312	375,957
	Progress Energy, Inc.	26,068	1,069,049

			7,678,494

Electrical Equipment - 0.8%	Cooper Industries Plc	15,500	660,920
	Emerson Electric Co.	60,420	2,573,892
	Rockwell Automation, Inc.	80,800	3,795,984

			7,030,796

Electronic Equipment, Instruments & Components - 0.4%	Agilent Technologies, Inc. (a)	44,400	1,379,508
	Amphenol Corp., Class A	23,000	1,062,140
	Jabil Circuit, Inc.	9,540	165,710
	Molex, Inc.	11,300	243,515
	Tyco Electronics Ltd.	34,240	840,592

			3,691,465

Energy Equipment & Services - 1.8%	BJ Services Co.	40,881	760,387
	Baker Hughes, Inc.	22,450	908,776
	Cameron International Corp. (a)	7,400	309,320
	Diamond Offshore Drilling, Inc.	25,775	2,536,775
	ENSCO International Plc - ADR	31,810	1,270,491
	FMC Technologies, Inc. (a)	12,000	694,080
	Halliburton Co.	53,000	1,594,770
	Nabors Industries Ltd. (a)	3	66
	National Oilwell Varco, Inc.	34,100	1,503,469
	Precision Drilling Trust	36	261
	Schlumberger Ltd.	88,300	5,747,447

			15,325,842

Food & Staples Retailing - 2.3%	CVS Caremark Corp.	132,281	4,260,771
	Costco Wholesale Corp.	25,700	1,520,669
	The Kroger Co.	8,596	176,476
	SUPERVALU, Inc.	13	165

See Notes to Financial Statements.

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	SYSCO Corp.	74,541	$2,082,676
	Wal-Mart Stores, Inc.	165,166	8,828,123
	Walgreen Co.	77,600	2,849,472

			19,718,352

Food Products - 1.6%	Archer-Daniels-Midland Co.	162,100	5,075,351
	Campbell Soup Co.	38	1,284
	ConAgra Foods, Inc.	83,400	1,922,370
	Dean Foods Co. (a)	134,500	2,426,380
	General Mills, Inc.	4,297	304,270
	Kraft Foods, Inc.	147,168	4,000,026
	Sara Lee Corp.	100	1,218

			13,730,899

Health Care Equipment & Supplies - 2.1%	Baxter International, Inc.	73,574	4,317,322
	Becton Dickinson & Co.	5,673	447,373
	Boston Scientific Corp. (a)	30,521	274,689
	C.R. Bard, Inc.	10,340	805,486
	CareFusion Corp. (a)	45,637	1,141,381
	Covidien Plc	25,190	1,206,349
	Dentsply International, Inc.	450	15,826
	Hospira, Inc. (a)	74,933	3,821,583
	Medtronic, Inc.	95,485	4,199,430
	Stryker Corp.	33,800	1,702,506

			17,931,945

Health Care Providers & Services - 2.3%	Aetna, Inc.	8,999	285,268
	AmerisourceBergen Corp.	1,000	26,070
	Cardinal Health, Inc.	27,898	899,431
	Cigna Corp.	22,100	779,467
	Coventry Health Care, Inc. (a)	12,100	293,909
	DaVita, Inc. (a)	18,000	1,057,320
	Humana, Inc. (a)	80,600	3,537,534
	McKesson Corp.	37,273	2,329,563
	Medco Health Solutions, Inc. (a)	45,432	2,903,559
	UnitedHealth Group, Inc.	81,813	2,493,660
	WellPoint, Inc. (a)	87,611	5,106,845

			19,712,626

Hotels, Restaurants & Leisure - 1.3%	Carnival Corp. (a)	27	856
	Darden Restaurants, Inc.	11,300	396,291
	Marriott International, Inc., Class A	153	4,169
	McDonald’s Corp.	72,241	4,510,728
	Starbucks Corp. (a)	183,510	4,231,741
	Starwood Hotels & Resorts Worldwide, Inc.	15,100	552,207
	Tim Hortons, Inc.	13,550	413,411
	Wyndham Worldwide Corp.	14,420	290,851
	Yum! Brands, Inc.	22,273	778,887

			11,179,141

See Notes to Financial Statements.

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Durables - 0.4%	D.R. Horton, Inc.	22,300	$242,401
	Leggett & Platt, Inc.	178,500	3,641,400

			3,883,801

Household Products - 1.9%	Clorox Co.	2,000	122,000
	Kimberly-Clark Corp.	27,600	1,758,396
	The Procter & Gamble Co.	245,155	14,863,748

			16,744,144

IT Services - 1.2%	Accenture Plc	25,220	1,046,630
	Affiliated Computer Services, Inc., Class A (a)	1,100	65,659
	Cognizant Technology Solutions Corp. (a)	4,200	190,260
	Computer Sciences Corp. (a)	12,300	707,619
	Fidelity National Information Services, Inc.	57,154	1,339,690
	Fiserv, Inc. (a)	55,141	2,673,236
	MasterCard, Inc., Class A	1	256
	SAIC, Inc. (a)	26,770	507,024
	Total System Services, Inc.	24,880	429,678
	Visa, Inc., Class A	39,160	3,424,934

			10,384,986

Independent Power Producers & Energy Traders - 0.1%	Constellation Energy Group, Inc.	23,420	823,681

Industrial Conglomerates - 1.4%	3M Co.	44,333	3,665,009
	General Electric Co.	533,156	8,066,650
	Textron, Inc.	21,900	411,939

			12,143,598

Insurance - 3.2%	Aflac, Inc.	78,463	3,628,914
	The Allstate Corp.	26,400	793,056
	American International Group, Inc. (a)	10,848	325,223
	Chubb Corp.	47,696	2,345,689
	Cincinnati Financial Corp.	16,960	445,030
	Genworth Financial, Inc., Class A (a)	38,900	441,515
	Lincoln National Corp.	24,400	607,072
	Loews Corp.	13,686	497,486
	Marsh & McLennan Cos., Inc.	42,700	942,816
	MetLife, Inc.	131,108	4,634,668
	Principal Financial Group, Inc.	24,867	597,803
	The Progressive Corp.	55,500	998,445
	Prudential Financial, Inc.	85,500	4,254,480
	Torchmark Corp.	16,731	735,327
	The Travelers Cos., Inc.	117,072	5,837,210
	UnumProvident Corp.	31,750	619,760
	XL Capital Ltd., Class A	27,700	507,741

			28,212,235

See Notes to Financial Statements.

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Internet & Catalog Retail - 0.5%	Amazon.com, Inc. (a)	29,670	$3,991,208
	Expedia, Inc. (a)	17,000	437,070

			4,428,278

Internet Software & Services - 1.3%	AOL, Inc. (a)	20,657	480,895
	eBay, Inc. (a)	5	118
	Google, Inc., Class A (a)	17,121	10,614,677
	VistaPrint NV (a)	10,160	575,666

			11,671,356

Leisure Equipment & Products - 0.0%	Hasbro, Inc.	10,100	323,806
	Mattel, Inc.	3,100	61,938

			385,744

Life Sciences Tools & Services - 0.5%	Millipore Corp. (a)	9,950	719,883
	Thermo Fisher Scientific, Inc. (a)	54,285	2,588,852
	Varian, Inc. (a)	12,100	623,634

			3,932,369

Machinery - 1.4%	Caterpillar, Inc.	99,635	5,678,199
	Danaher Corp.	23,000	1,729,600
	Deere & Co.	23,700	1,281,933
	Dover Corp.	1,400	58,254
	Eaton Corp.	4,700	299,014
	Flowserve Corp.	4,500	425,385
	Illinois Tool Works, Inc.	31,420	1,507,846
	Ingersoll-Rand Plc	15,223	544,070
	PACCAR, Inc.	4,375	158,681
	Parker Hannifin Corp.	2,600	140,088

			11,823,070

Media - 3.5%	CBS Corp., Class B	177,848	2,498,764
	Comcast Corp., Class A	150,092	2,530,551
	Comcast Corp., Special Class A	86,685	1,387,827
	DIRECTV, Class A (a)	72,291	2,410,905
	Gannett Co., Inc.	19,000	282,150
	Interpublic Group of Cos., Inc. (a)	38,900	287,082
	Marvel Entertainment, Inc. (a)	14,359	776,535
	The McGraw-Hill Cos., Inc.	11,900	398,769
	Meredith Corp.	2,900	89,465
	The New York Times Co., Class A	219,400	2,711,784
	News Corp., Class A	78,615	1,076,239
	Omnicom Group, Inc.	7,269	284,581
	Scripps Networks Interactive	7,200	298,800
	Time Warner Cable, Inc.	10,827	448,130
	Time Warner, Inc.	202,608	5,903,997
	Viacom, Inc., Class B (a)	157,700	4,688,421
	Walt Disney Co.	145,824	4,702,824

			30,776,824

See Notes to Financial Statements.	10

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Metals & Mining - 0.6%	AK Steel Holding Corp.	8,900	$190,015
	Alcoa, Inc.	201,595	3,249,711
	Allegheny Technologies, Inc.	12,551	561,908
	Cliffs Natural Resources, Inc.	11,450	527,730
	Freeport-McMoRan Copper & Gold, Inc., Class B	8	642
	Nucor Corp.	10,213	476,436
	United States Steel Corp.	1,364	75,184

			5,081,626

Multi-Utilities - 1.9%	Ameren Corp.	53,450	1,493,927
	DTE Energy Co.	78,175	3,407,648
	Dominion Resources, Inc.	21,377	831,993
	NiSource, Inc.	22,415	344,743
	PG&E Corp.	33,692	1,504,348
	Public Service Enterprise Group, Inc.	106,206	3,531,350
	SCANA Corp.	10,750	405,060
	Sempra Energy	19,800	1,108,404
	TECO Energy, Inc.	228,800	3,711,136
	Xcel Energy, Inc.	20,426	433,440

			16,772,049

Multiline Retail - 1.1%	Big Lots, Inc. (a)	86,500	2,506,770
	Family Dollar Stores, Inc.	25,694	715,064
	JCPenney Co., Inc.	41,403	1,101,734
	Kohl’s Corp. (a)	6,558	353,673
	Macy’s, Inc.	37,569	629,656
	Nordstrom, Inc.	200	7,516
	Sears Holdings Corp. (a)	31,508	2,629,343
	Target Corp.	40,766	1,971,851

			9,915,607

Office Electronics - 0.0%	Xerox Corp.	13,500	114,210

Oil, Gas & Consumable Fuels - 9.6%	Anadarko Petroleum Corp.	76,556	4,778,625
	Apache Corp.	16,387	1,690,647
	Chevron Corp.	162,252	12,491,781
	ConocoPhillips	171,647	8,766,012
	Devon Energy Corp.	42,624	3,132,864
	El Paso Corp.	22,250	218,717
	Exxon Mobil Corp.	409,300	27,910,167
	Hess Corp.	13,475	815,237
	Marathon Oil Corp.	150,200	4,689,244
	Massey Energy Co.	6,900	289,869
	Murphy Oil Corp.	28,400	1,539,280

See Notes to Financial Statements.	11

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Noble Energy, Inc.	11,900	$847,518
	Occidental Petroleum Corp.	113,717	9,250,878
	Peabody Energy Corp.	31,500	1,424,115
	Pioneer Natural Resources Co.	77,500	3,733,175
	Spectra Energy Corp.	12	246
	Tesoro Corp.	11,300	153,115
	Valero Energy Corp.	21,423	358,835
	Williams Cos., Inc.	1,000	21,080
	XTO Energy, Inc.	34,274	1,594,769

			83,706,174

Paper & Forest Products - 0.1%	International Paper Co.	35,000	937,300

Personal Products - 0.5%	The Estée Lauder Cos., Inc., Class A	77,700	3,757,572
	Mead Johnson Nutrition Co.	17,880	781,356

			4,538,928

Pharmaceuticals - 5.6%	Abbott Laboratories	116,150	6,270,938
	Allergan, Inc.	10,012	630,856
	Bristol-Myers Squibb Co.	130,531	3,295,908
	Eli Lilly & Co.	61,339	2,190,416
	Forest Laboratories, Inc. (a)	24,400	783,484
	Johnson & Johnson	225,929	14,552,087
	Merck & Co, Inc.	240,126	8,774,204
	Pfizer, Inc.	658,688	11,981,535

			48,479,428

Professional Services - 0.2%	MPS Group, Inc. (a)	133,524	1,834,620
	Robert Half International, Inc.	12,300	328,779

			2,163,399

Real Estate Investment Trusts (REITs) - 1.3%	Apartment Investment & Management Co., Class A	45	716
	AvalonBay Communities, Inc.	22	1,806
	Boston Properties, Inc.	3,000	201,210
	Equity Residential	4,700	158,766
	HCP, Inc.	5,900	180,186
	Host Marriott Corp.	264,635	3,088,291
	Kimco Realty Corp.	236,301	3,197,153
	ProLogis	38,300	524,327
	Public Storage	10,204	831,116
	Ventas, Inc.	64,600	2,825,604
	Vornado Realty Trust	4,641	324,571

			11,333,746

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	21,800	295,826

See Notes to Financial Statements.	12

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Road & Rail - 0.6%	Burlington Northern Santa Fe Corp.	41,400	$4,082,868
	Norfolk Southern Corp.	18,500	969,770
	Union Pacific Corp.	8,100	517,590

			5,570,228

Semiconductors & Semiconductor Equipment - 2.3%	Advanced Micro Devices, Inc. (a)	45,500	440,440
	Broadcom Corp., Class A (a)	34,900	1,097,605
	Intel Corp.	629,500	12,841,800
	KLA-Tencor Corp.	5,350	193,456
	Micron Technology, Inc. (a)	68,600	724,416
	National Semiconductor Corp.	21,068	323,604
	Novellus Systems, Inc. (a)	7,900	184,386
	Texas Instruments, Inc.	123,900	3,228,834
	Xilinx, Inc.	22,400	561,344

			19,595,885

Software - 3.5%	Adobe Systems, Inc. (a)	58,300	2,144,274
	CA, Inc.	7,700	172,942
	Citrix Systems, Inc. (a)	14,800	615,828
	Compuware Corp. (a)	100	723
	McAfee, Inc. (a)	10,550	428,014
	Microsoft Corp.	576,986	17,592,303
	Novell, Inc. (a)	97,300	403,795
	Oracle Corp.	359,720	8,827,529

			30,185,408

Specialty Retail - 1.4%	AutoZone, Inc. (a)	2,350	371,464
	Bed Bath & Beyond, Inc. (a)	73,077	2,822,964
	The Gap, Inc.	56,332	1,180,155
	Home Depot, Inc.	128,935	3,730,090
	Lowe’s Cos., Inc.	117,066	2,738,174
	Office Depot, Inc. (a)	22,300	143,835
	Ross Stores, Inc.	10,940	467,247
	The Sherwin-Williams Co.	8,000	493,200
	Staples, Inc.	10,654	261,982
	TJX Cos., Inc.	7,443	272,042

			12,481,153

Textiles, Apparel & Luxury Goods - 0.2%	Coach, Inc.	8,500	310,505
	Nike, Inc., Class B	22,900	1,513,003

			1,823,508

Tobacco - 1.8%	Altria Group, Inc.	302,408	5,936,269
	Lorillard, Inc.	15,073	1,209,307
	Philip Morris International, Inc.	168,033	8,097,510

			15,243,086

Wireless Telecommunication Services - 0.2%	American Tower Corp., Class A (a)	17,900	773,459
	Sprint Nextel Corp. (a)	158,700	580,842

			1,354,301

	Total Common Stocks - 93.4%		812,694,695

See Notes to Financial Statements.	13

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Exchange-Traded Funds	Shares	Value

	SPDR Trust, Series 1	192,260	$21,425,454

	Total Exchange-Traded Funds - 2.5%		21,425,454

	Total Long-Term Investments (Cost - $693,805,106)- 95.9%		834,120,149

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.17% (c)(d)	34,580,758	34,580,758

	Total Short-Term Securities (Cost - $34,580,758) - 4.0%		34,580,758

	Total Investments (Cost - $728,385,864*) - 99.9%		868,700,907
	Other Assets Less Liabilities - 0.1%		888,026

	Net Assets - 100.0%		$869,588,933

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$775,730,414

Gross unrealized appreciation	$95,692,615
Gross unrealized depreciation	(2,722,122)

Net unrealized appreciation	$92,970,493

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	$34,580,758	[1]	—		—	$123,119
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$17,999,615	[2]	—	$41,332
BlackRock Liquidity Series, LLC Money Market Series	—		$960,000	[2]	—	$3,750
The PNC Financial Services Group, Inc.	$169,899		$87,211		$(37,035)	$16,078

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(d)	Represents the current yield as of report date.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

148	S&P 500 Index	March 2010	$40,678,384	$417,516

See Notes to Financial Statements.	14

Master Enhanced S&P 500 Series

Schedule of Investments December 31, 2009

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayments speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$834,120,149
Short-Term Securities	34,580,758

Total Level 1	868,700,907
Level 2	—
Level 3	—

Total	$868,700,907

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Assets

Level 1	$417,516
Level 2	—
Level 3	—

Total	$417,516

[2]	Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

15

Master Enhanced S&P 500 Series

STATEMENT OF ASSETS AND LIABILITIES

	December 31, 2009

Assets:	Investments at value - unaffiliated (cost - $692,965,299)	$833,286,173
	Investments at value - affiliated (cost - $35,420,565)	35,414,734
	Foreign currency at value (cost - $3,379)	3,673
	Investments sold receivable	3,053,767
	Dividends receivable	1,297,473
	Prepaid expenses	45,034
	Other assets	22,758

	Total assets	873,123,612

Liabilities:	Investments purchased payable	2,599,502
	Withdrawals payable to investors	451,300
	Margin variation payable	423,458
	Investment advisory fees payable	4,290
	Other affiliates payable	3,567
	Bank overdraft	525
	Directors’ fees payable	499
	Other accrued expenses payable	51,538

	Total liabilities	3,534,679

Net Assets:	Net Assets	$869,588,933

Net Assets Consist of:	Investors’ capital	$728,856,080
	Net unrealized appreciation/depreciation	140,732,853

	Net Assets	$869,588,933

	See Notes to Financial Statements.

Master Enhanced S&P 500 Series

STATEMENT OF OPERATIONS

	Year Ended December 31, 2009

Investment Income:	Dividends	$16,333,808
	Foreign taxes withheld	(5,942)
	Income - affiliated	180,529
	Securities lending - affiliated	3,750

	Total income	16,512,145

Expenses:	Accounting services	150,652
	Custodian	98,412
	Professional	79,947
	Investment advisory	67,727
	Directors	24,576
	Printing	6,898
	Miscellaneous	16,498

	Total expenses	444,710
	Less fees waived by advisor	(25,686)

	Total expenses after fees waived	419,024

	Net investment income	16,093,121

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments - unaffiliated	(15,397,382)
	Investments - affiliated	(37,035)
	In-kind redemption	(12,482,215)
	Financial futures contracts	12,341,189

		(15,575,443)

	Net change in unrealized appreciation/depreciation on:
	Investments	188,810,417
	Financial futures contracts	(164,851)
	Foreign currency transactions	111

		188,645,677

	Total realized and unrealized gain	173,070,234

	Net Increase in Net Assets Resulting from Operations	$189,163,355

	See Notes to Financial Statements.

Master Enhanced S&P 500 Series

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended December 31,

	Increase (Decrease) in Net Assets:	2009	2008

Operations:	Net investment income	$16,093,121	$12,829,914
	Net realized loss	(15,575,443)	(130,100,121)
	Net change in unrealized appreciation/depreciation	188,645,677	(128,385,161)

	Net increase (decrease) in net assets resulting from operations	189,163,355	(245,655,368)

Capital Transactions:	Proceeds from contributions	302,421,814	60,843,918
	Value of withdrawals	(64,100,407)	(8,306,042)

	Net increase in net assets derived from capital transactions	238,321,407	52,537,876

Net Assets:	Total increase (decrease) in net assets	427,484,762	(193,117,492)
	Beginning of year	442,104,171	635,221,663

	End of year	$869,588,933	$442,104,171

	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	Master Enhanced S&P 500 Series

		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return:	Total investment return	26.62%	(36.39)%	5.67%	15.64%	5.66%

Ratios to Average Net Assets:	Total expenses	0.07%	0.08%	0.06%	0.06%	0.06%

	Total expenses after fees waived	0.06%	0.08%	0.06%	0.06%	0.06%

	Net investment income	2.38%	2.30%	1.89%	2.13%	1.79%

Supplemental Data:	Net assets, end of year (000)	$869,589	$442,104	$635,222	$591,181	$512,701

	Portfolio turnover	150%	206%	196%	179%	177%

	See Notes to Financial Statements.

Master Enhanced S&P 500 Series

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies:

Master Enhanced S&P 500 Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to value instruments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

The Series values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. The Money Market Series’ investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such instruments used in computing the net assets of the Series are determined as of such times. Occasionally, events affecting the values of such instruments may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

Bank Overdraft: The Series recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series may engage in various portfolio investment strategies both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivitives Instruments Categorized by Risk Exposure:

Value of Derivative Instruments as of December 31, 2009

Asset Derivatives

Statement of Assets and
	Liabilities Location	Value

Equity contracts*	Net unrealized	$ 417,516
appreciation/depreciation

* Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Year Ended December 31, 2009

Net Realized Gain (Loss) from

Financial Futures Contracts

Equity contracts	$ 12,341,189

Net Change in Unrealized
Appreciation/Depreciation on

Financial Futures
Contracts

Equity contracts	$ (164,851)

For the year ended December 31, 2009, the average derivative activity was as follows:

Futures:
Average number of contracts	185
Average value	$1,548,155

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the year ended December 31, 2009, the Series reimbursed the Manager $12,777 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2009, BIM received $384 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009 were $1,201,677,408 and $949,338,226, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the year ended December 31, 2009.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through March 1, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced S&P 500 Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced S&P 500 Series of Quantitative Master Series LLC as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey
March 1, 2010

MASTER ENHANCED S&P 500 SERIES OF QUANTITATIVE MASTER SERIES LLC

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 16, 2009 and May 21-22, 2009 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Enhanced S&P 500 Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”) with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board of the Master LLC consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

          Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its benchmark; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio management fees as compared with a peer group of funds as determined by Lipper (collectively, “Peers”) and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

          At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21-22, 2009 Board meeting.

          At an in-person meeting held on May 21-22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; (d) economies of scale; and (e) other factors.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

          A.          Nature, Extent and Quality of the Services

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Standard & Poor’s® 500 Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team,

investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

          B.          The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2009 meeting, the Board was provided with information compiled by the Manager comparing the Portfolio’s performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that, in general, the Portfolio performed better than its benchmark index in that the Portfolio’s gross performance was at or above the performance of its benchmark index in each of the one-, three- and five-year periods reported.

C.	Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rates compared with the other funds in the Portfolio’s Lipper category. It also compared the Portfolio’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Portfolio’s Peers.

          D.          Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

          E.          Other Factors

          The Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

          The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors [1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 106 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 106 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden	36 RICs consisting of 106 Portfolios	None

and cultural center) from 1990 to 2006.

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 106 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 106 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009;	36 RICs consisting of 106 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 106 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

			36 RICs consisting of 106 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Directors [1]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004

			173 RICs consisting of 304 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			173 RICs consisting of 304 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Master LLC Officers [1]

Anne F. Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard B. Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Master LLC serve at the pleasure of the Board.

Additional Information

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended December 31 is available (1) at www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced S&P 500 Series of Quantitative Master Series LLC	$31,500	$31,300	$0	$0	$9,200	$9,200	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced S&P 500 Series of Quantitative Master Series LLC	$416,700	$414,200

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: February 23, 2010